Financial Instruments And Financial Risk Management - Summary Of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts payable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	$ 28,093	$ 32,278
Financial liabilities, fair value	28,093	32,278
Accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	65,161	95,442
Financial liabilities, fair value	65,161	95,442
Short-term borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	18,812	19,928
Financial liabilities, fair value	18,812	19,928
Current portion of lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	26,124	20,792
Financial liabilities, fair value	26,124	20,792
Deferred consideration, contingent consideration and other payables, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost		5
Financial liabilities, fair value		71,833
Derivative liabilities, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost		0
Financial liabilities, fair value		1,172
Deferred consideration and other payables, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	6
Financial liabilities, fair value	47,834
Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	156,180	118,936
Financial liabilities, fair value	156,180	118,936
Deferred consideration, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	0	0
Financial liabilities, fair value	7,770	17,651
Long-term notes payable and loans payable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	469,055	465,079
Financial liabilities, fair value	469,055	465,079
Other long-term liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	7,000	7,001
Financial liabilities, fair value	7,000	7,001
Level 1 | Accounts payable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Short-term borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Current portion of lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Deferred consideration, contingent consideration and other payables, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value		12
Level 1 | Derivative liabilities, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value		0
Level 1 | Deferred consideration and other payables, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	7
Level 1 | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Deferred consideration, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Long-term notes payable and loans payable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Other long-term liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Accounts payable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Short-term borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Current portion of lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Deferred consideration, contingent consideration and other payables, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value		0
Level 2 | Derivative liabilities, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value		0
Level 2 | Deferred consideration and other payables, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0
Level 2 | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Deferred consideration, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Long-term notes payable and loans payable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Other long-term liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Accounts payable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Short-term borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Current portion of lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Deferred consideration, contingent consideration and other payables, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	47,821	71,816	$ 19,093
Level 3 | Derivative liabilities, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	1,172	0
Level 3 | Deferred consideration and other payables, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	47,821
Level 3 | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Deferred consideration, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	7,770	17,651	7,247
Level 3 | Long-term notes payable and loans payable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Other long-term liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	119,341	223,543
Financial assets, fair value	119,341	223,543
Cash and cash equivalents | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Cash and cash equivalents | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Cash and cash equivalents | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	2,169	2,559
Financial assets, fair value	2,169	2,559
Restricted cash | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Restricted cash | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Restricted cash | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	4,367	3,941
Financial assets, fair value	4,367	3,941
Security deposits | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Security deposits | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Security deposits | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Accounts receivable, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	56,492	43,379
Financial assets, fair value	56,492	43,379
Accounts receivable, net | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Accounts receivable, net | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Accounts receivable, net | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Loans receivable, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	447	747
Financial assets, fair value	447	1,312
Loans receivable, short-term | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Loans receivable, short-term | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Loans receivable, short-term | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	565	1,517
Loans receivable, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	823	505
Financial assets, fair value	823	505
Loans receivable, long-term | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Loans receivable, long-term | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Loans receivable, long-term | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0	20,019
Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	0	0
Financial assets, fair value	1,228	5,912
Investments | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	136	4,710
Investments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	432	542
Investments | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	$ 660	$ 660	$ 119